Commissions and fees (Details) - CHF (SFr) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Commissions and fees
Commissions and fees	SFr 2,927	SFr 2,612	SFr 3,159	SFr 5,539	SFr 6,205
Lending business
Commissions and fees
Commissions and fees	443	396	529	839	999
Investment and portfolio management
Commissions and fees
Commissions and fees	846	845	896	1,691	1,788
Other securities business
Commissions and fees
Commissions and fees	16	12	11	28	23
Fiduciary business
Commissions and fees
Commissions and fees	862	857	907	1,719	1,811
Underwriting
Commissions and fees
Commissions and fees	514	345	513	859	983
Brokerage
Commissions and fees
Commissions and fees	734	693	745	1,427	1,555
Underwriting and brokerage
Commissions and fees
Commissions and fees	1,248	1,038	1,258	2,286	2,538
Other services
Commissions and fees
Commissions and fees	374	SFr 321	465	695	857
Bank
Commissions and fees
Commissions and fees	SFr 2,904		SFr 3,120	5,483	6,126
Bank | Lending business
Commissions and fees
Commissions and fees				827	984
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees				1,612	1,693
Bank | Other securities business
Commissions and fees
Commissions and fees				46	44
Bank | Fiduciary business
Commissions and fees
Commissions and fees				1,658	1,737
Bank | Underwriting
Commissions and fees
Commissions and fees				861	983
Bank | Brokerage
Commissions and fees
Commissions and fees				1,435	1,556
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees				2,296	2,539
Bank | Other services
Commissions and fees
Commissions and fees				SFr 702	SFr 866